SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.  6        File No.  33-75476     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-8364     [X]

BUFFALO BALANCED FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, MO 64108-3306
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, BUFFALO BALANCED FUND, INC.
700 Karnes Blvd., Kansas City, Missouri  64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Buffalo Balanced Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.  6        File No.  33-87346     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-8900     [X]

BUFFALO EQUITY FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, MO 64108-3306
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, BUFFALO EQUITY FUND, INC.
700 Karnes Blvd., Kansas City, Missouri  64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Buffalo Equity Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.  6        File No.  33-87148     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-8898     [X]

BUFFALO HIGH YIELD FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, MO 64108-3306
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, BUFFALO HIGH YIELD FUND, INC.
700 Karnes Blvd., Kansas City, Missouri  64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Buffalo High Yield Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.  6        File No.  33-87146     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-8896     [X]

BUFFALO USA GLOBAL FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, MO 64108-3306
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, BUFFALO USA GLOBAL FUND, INC.
700 Karnes Blvd., Kansas City, Missouri  64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Buffalo USA Global Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.  1        File No. 333-40841     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     2                    File No.  811-08509    [X]

BUFFALO SMALL CAP FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, MO 64108-3306
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, BUFFALO SMALL CAP FUND, INC.
700 Karnes Blvd., Kansas City, Missouri  64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Buffalo Small Cap Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

                      BUFFALO EQUITY FUND, INC.
                      BUFFALO HIGH YIELD FUND, INC.
                      BUFFALO USA GLOBAL FUND, INC.
                      BUFFALO BALANCED FUND, INC.
                      BUFFALO SMALL CAP FUND, INC.

                          CROSS REFERENCE SHEET

Form N-1A Item Number                                  Location in Prospectus

Item 1. Cover Page                                     Cover Page

Item 2. Synopsis                                       Not Applicable

Item 3. Condensed Financial Information                Per Share Capital and
                                                       Income Changes

Item 4. General Description of Registrant              Investment Objective
                                                       and Portfolio
                                                       Management Policy

Item 5. Management of the Fund                         Officers and Directors;
                                                       Management and
                                                       Investment Counsel

Item 6. Capital Stock and Other Securities             How to Purchase Shares;
                                                       How to Redeem Shares;
                                                       How Share Price is
                                                       Determined; General
                                                       Information and
                                                       History; Dividends,
                                                       Distributions and their
                                                       Taxation

Item 7. Purchase of Securities being Offered           Coverage Page; How to
                                                       Purchase Shares;
                                                       Shareholder Services
Item 8. Redemption or Repurchase                       How to Redeem Shares

Item 9. Pending Legal Proceedings                      Not Applicable

Item 10. Cover Page                                    Cover Page

Item 11. Table of Contents                             Cover Page

Item 12. General Information and History               Investment Objectives
                                                       and Policies;
                                                       Management and
                                                       Investment Counsel

Item 13. Investment Objectives and Policies            Investment Objectives
                                                       and Policies;
                                                       Investment Restrictions

Item 14. Management of the Fund                        Management and
                                                       Investment Counsel

Item 15. Control Persons and Principal                 Management and
         Holders of Securities                         Investment Counsel;
                                                       Officers and Directors

Item 16. Investment Advisory and Other Services        Management and
                                                       Investment Counsel

Item 17. Brokerage Allocation                          Portfolio Transactions

Item 18. Capital Stock and Other Securities            General Information and
                                                       History (Prospectus);
                                                       Financial Statements

Item 19. Purchase, Redemption and Pricing of           How Share Purchases are
         being Offered                                 Handled; Redemption of
                                                       Shares Financial
                                                       Statements

Item 20. Tax Status                                    Dividends, Distributions
                                                       and their taxation
                                                       (Prospectus)

Item 21. Underwriters                                  How the Fund's Shares
                                                       are Distributed

Item 22. Calculation of Yield Quotations               Not Applicable

Item 23. Financial Statements                          Financial Statements

Buffalo
Funds

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

Prospectus
July 31, 1998

Buffalo Balanced Fund, Inc.
Buffalo Equity Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.

Managed and Distributed By:
Jones & Babson, Inc.
BMA Tower, 700 Karnes Blvd.
Kansas City, Missouri 64108-3306

Toll-Free:
1-800-49-BUFFALO
(1-800-492-8332)

Investment Counsel:
Kornitzer Capital Management, Inc.
Shawnee Mission, Kansas

Investment Objectives

Buffalo Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks.

Buffalo Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

Buffalo High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. The Fund will invest in debt securities and preferred stock. The Fund may invest in any fixed income securities, whether nonconvertible or convertible without restriction.

This Fund will invest in a significant portion, up to 100% of its assets, in lower rated bonds, commonly known as "junk bonds," that entail greater risks including default risks, than those found in higher rated securities. The Fund's fixed income investments may consist totally of securities rated below investment grade. Investors should carefully consider these risks before investing. See "Investment Objectives and Portfolio Management Policies," page 13; "Risk Factors," page 18; "Investment Restrictions," page 20 and "Description of Securities Ratings," page 32. Secondarily, the Fund may invest up to 10% of the value of its total assets in common stocks and other equity securities.

Buffalo Small Cap Fund seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in equity securities of small companies. Small companies are considered to be issuers with individual market capitalization of up to $1 billion, or issuers whose individual market capitalization would place them at the time of purchase in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system.

Buffalo USA Global Fund seeks capital growth. Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the companies' most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States-based companies as described above. The Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. The Fund will invest primarily in common stocks listed on the New York Stock Exchange.

Purchase Information

Minimum Investment (each Fund selected)
	Initial Purchase (unless Automatic Monthly)		$ 	2,500
	Initial IRA and Uniform Transfers (Gifts)
                to Minors Purchases (unless Automatic Monthly)  $         250
	Subsequent Purchase  (unless Automatic Monthly):
                By Mail                                         $         100
                By Telephone (ACH) or Wire                      $       1,000
        All Automatic Monthly Purchases (ACH)                   $         100
Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated above.

Additional Information

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by calling the Fund at the telephone number indicated above or by writing to the address on the cover.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Table of Contents
                                                                     Page

Highlights                                                              5
Fund Expenses                                                           8
Financial Highlights                                                    9
Investment Objectives and Portfolio Management Policies                 13
Repurchase Agreements                                                   18
Asset-Backed Securities                                                 18
Risk Factors                                                            18
Investment Restrictions                                                 20
Historical Performance of Kornitzer Capital Management, Inc.            21
Performance Measures                                                    21
How to Purchase Shares                                                  22
Initial Investments                                                     23
Investments Subsequent to Initial Investment                            24
Telephone Investment Service                                            24
Automatic Monthly Investment Plan                                       24
How to Redeem Shares                                                    25
Systematic Redemption Plan                                              26
How to Exchange Shares Between Funds                                    27
How Share Price is Determined                                           28
Officers and Directors                                                  28
Management and Investment Counsel                                       28
General Information and History                                         30
Dividends, Distributions and Their Taxation                             30
Description of Securities Ratings                                       32
Shareholder Services                                                    33
Shareholder Inquiries                                                   34


Highlights

For more information on this subject see page . . .

The Funds

The Buffalo Funds consist of five open-end diversified investment companies (commonly known as mutual funds), each of which invests in a diversified portfolio of securities. Jones & Babson, Inc. manages and distributes the Funds and Kornitzer Capital Management, Inc. serves as investment counsel.
                                                                        28

Buffalo Balanced Fund, Inc. seeks both long-term capital growth and high current income. The Fund will invest in a diversified array of common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate
bonds and government bonds.                                             13

Buffalo Equity Fund, Inc. seeks long-term capital appreciation by investment primarily in a broad array of common stocks, in terms of companies and
industries.                                                             14

Buffalo High Yield Fund, Inc. primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in high-yielding
fixed income securities and may invest in preferred stock.              15

Buffalo Small Cap Fund, Inc. seeks long-term capital growth primarily through
investment in equity securities of small companies.                     16

Buffalo USA Global Fund, Inc. seeks capital growth by investing primarily in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.
                                                                        17

How to Invest

Fund shares can only be purchased directly from the Funds through their manager and principal underwriter, Jones & Babson, Inc. Because no sales charges are added to the price of the shares, the full amount of any purchase is invested for the benefit of the shareholder. The minimum initial purchase is $2,500 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. Subsequent purchases must be at least $100, except telephone and wire
purchases which must be at least $1,000 or more.                        22

Telephone Investment - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or,
subsequently, on a special authorization form provided upon request. 	24

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization
form provided upon request.                                             24

Redemption

Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's request in good order. There are no
redemption charges or fees.                                             25

Exchange Privilege with Other Buffalo or Babson Funds

For all accounts except Traditional and Roth IRAs, shareholders may exchange shares of their Fund, without charge for shares of other Buffalo or Babson Funds sponsored by Jones & Babson, Inc. (not including Babson Enterprise Fund, Inc.). For Traditional and Roth IRAs, shareholders may exchange shares of their Fund, without charge for shares of other Buffalo Funds or the D.L. Babson Money Market Fund, Inc. The minimum exchange amount is $1,000 provided this meets the minimum investment requirement of the Fund into which it is exchanged ($100 for Automatic Exchanges). Exchanges may or may not be taxable
depending on the shareholder's tax status.                              27

The Management Fee Covers the Investment Advisory Fee and All Other Normal Operating Costs

Jones & Babson, Inc., as manager, supplies the Funds with all normal services. The management fee covers all normal operating costs, other than taxes, interest, fees and other charges of governments and their agencies (including the cost of qualifying the Funds' shares for sale in any jurisdiction), brokerage commissions, dues and extraordinary costs, if any. For this it charges the Funds a fee based on an annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. an investment counsel fee of one-half of one percent (.50%)
of average daily net assets.                                            28

Dividend Policies

Buffalo Balanced Fund, Inc. and Buffalo High Yield Fund, Inc. will pay substantially all of their net investment income quarterly, usually in March, June, September and December. Buffalo Equity Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. will pay dividends from net investment income semiannually, usually in June and December. It is contemplated that distributions from capital gains, if any, will be declared annually on or before December 31 for Buffalo Balanced Fund, Inc. and Buffalo Small Cap Fund, Inc. Distributions from capital gains, if any, will be declared semiannually, usually in June and December for Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc. 	30

Taxes

The Funds will distribute substantially all of their net investment income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder whether taken in cash or reinvested in additional shares depending upon the shareholder's tax
status.                                                                 30

Risk Factors

For a discussion of risk factors applicable to common stocks.           18

For a discussion of risk factors applicable to high yielding, high risk debt
securities.                                                             18

For a discussion of risk factors applicable to small capitalization
securities.                                                             19

For a discussion of risk factors applicable to global operations. 	19

For a discussion of risk factors applicable to American Depository Receipts
(ADRs).                                                                 19

For a discussion of risk factors applicable to the Year 2000 Issue. 	19

For a discussion of risk factors applicable to covered call options. 	20

For a discussion of risk factors applicable to repurchase agreements. 	20


Fund Expenses

The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of a Buffalo Fund will bear directly or indirectly. Such costs and expenses, including management fees, are explained in more detail in this prospectus. (See "Management and Investment Counsel.") The expenses set forth below are based on each Fund's fiscal year ended March 31, 1998, except that the expenses shown for Buffalo Small Cap Fund, Inc. are based on estimates for the current fiscal year.

                                        Buffalo         Buffalo         Buffalo         Buffalo         Buffalo
                                        Balanced        Equity          High Yield      Small Cap       USA Global
                                        Fund, Inc.      Fund, Inc.      Fund, Inc.      Fund, Inc.      Fund, Inc.
Shareholder Transaction Expenses
Maximum sales load imposed on purchases  None            None            None            None            None
Maximum sales load imposed on
 reinvested dividends                    None            None            None            None            None
Deferred sales load                      None            None            None            None            None
Redemption fee                           None            None            None            None            None
Exchange fee                             None            None            None            None            None

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                         1.00%           1.00%           1.00%           1.00%           1.00%
12b-l fees                               None            None            None            None            None
Other expenses                           .04%            .09%            .03%            .07%            .09%
Total Fund operating expenses           1.04%           1.09%           1.03%           1.07%           1.09%

Examples
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                        1 Year  3 Years  5 Years  10 Years
Buffalo Balanced Fund, Inc.             $11     $33      $57      $127
Buffalo Equity Fund, Inc.               $11     $35      $60      $133
Buffalo High Yield Fund, Inc.           $11     $33      $57      $126
Buffalo Small Cap Fund, Inc.            $11     $34      N/A       N/A
Buffalo USA Global Fund, Inc.           $11     $35      $60      $133

The above Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return in the Examples is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

Financial Highlights

Buffalo Balanced Fund, Inc.

The following financial highlights for the period from August 12, 1994 (inception date) to March 31, 1995, and each of the past three fiscal years have been derived from audited financial statements of Buffalo Balanced Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998, Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                                                August 12, 1994
                                                                                (Inception Date)
                                                   1998      1997      1996     to March 31, 1995*
Net asset value, beginning of period            $ 10.57   $ 10.70   $ 10.06   $ 10.07

  Income from investment operations:
    Net investment income                           .65       .72       .65       .32
    Net gains (losses) on securities
      (both realized and unrealized)               1.84       .69      1.07     (.03)
  Total from investment operations                 2.49      1.41      1.72       .29

  Less distributions:
    Dividends from net investment income          (.65)     (.71)     (.68)     (.30)
    Distributions from capital gains              (.91)     (.83)     (.40)      -
  Total distributions                            (1.56)    (1.54)    (1.08)     (.30)
Net asset value, end of period                  $ 11.50   $ 10.57   $ 10.70   $ 10.06

Total return                                     24.76%    13.22%    17.87%     2.91%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $    55   $    44   $    50   $    38
Ratio of expenses to average net assets           1.04%     1.05%     1.11%     1.06%
Ratio of net investment income to average
 net assets                                       5.61%     6.20%     6.27%     8.89%
Portfolio turnover rate                             61%       56%       61%       33%
**Average commission paid per equity
   share traded                                 $ .0438   $ .0420      -         -

*The Fund was capitalized on June 6, 1994 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on August 12, 1994, at which time net asset value was $10.07 per share.
Ratios for this initial period of operations are annualized, except total return.

**Disclosure required for fiscal years beginning after September 1, 1995.


Buffalo Equity Fund, Inc.

The following financial highlights for the period from May 19, 1995 (inception date) to March 31, 1996, and each of the past two fiscal years have been derived from audited financial statements of Buffalo Equity Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998, Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                                      May 19, 1995
                                                                      (Inception Date)
                                                   1998      1997     to March 31, 1996*
Net asset value, beginning of period            $ 13.93   $ 12.36   $ 10.14
  Income from investment operations:
    Net investment income                           .08       .15       .21
    Net gains on securities (both realized
      and unrealized)                              4.85      2.51      2.72
  Total from investment operations                 4.93      2.66      2.93

  Less distributions:
    Dividends from net investment income          (.10)     (.10)     (.20)
    Distributions from capital gains             (1.82)     (.99)     (.51)
  Total distributions                            (1.92)    (1.09)     (.71)
Net asset value, end of period                  $ 16.94   $ 13.93   $ 12.36

Total return                                     36.97%    21.23%    29.11%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $    35   $    20   $     6
Ratio of expenses to average net assets           1.09%     1.16%     1.06%
Ratio of net investment income to average
 net assets                                        .56%     1.35%     2.55%
Portfolio turnover rate                             93%      123%       63%

**Average commission paid per equity
  share traded                                  $ .0469   $ .0492      -

*The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.
Ratios for this initial period of operations are annualized, except total return.

**Disclosure required for fiscal years beginning after September 1, 1995.


Buffalo High Yield Fund, Inc.

The following financial highlights for the period from May 19, 1995 (inception date) to March 31, 1996, and each of the past two fiscal years have been derived from audited financial statements of Buffalo High Yield Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998, Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                                      May 19, 1995
                                                                      (Inception Date)
                                                   1998      1997     to March 31, 1996*
Net asset value, beginning of period            $ 11.73   $ 11.15   $ 10.14

  Income from investment operations:
    Net investment income                           .79       .82       .53
    Net gains on securities (both realized
      and unrealized)                              1.35       .71      1.14
  Total from investment operations                 2.14      1.53      1.67

  Less distributions:
    Dividends from net investment income          (.80)     (.80)     (.53)
    Distributions from capital gains              (.24)     (.15)     (.13)
  Total distributions                            (1.04)     (.95)     (.66)
Net asset value, end of period                  $ 12.83   $ 11.73   $ 11.15

Total return                                     18.63%    14.02%    16.67%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $    71   $    20   $     7
Ratio of expenses to average net assets           1.03%     1.13%     1.03%
Ratio of net investment income to average
 net assets                                       6.43%     7.63%     7.40%
Portfolio turnover rate                             24%       39%       25%

*The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.
Ratios for this initial period of operations are annualized, except total return.


Buffalo USA Global Fund, Inc.

The following financial highlights for the period from May 19, 1995 (inception date) to March 31, 1996, and each of the past two fiscal years have been derived from audited financial statements of Buffalo USA Global Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998, Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                                      May 19, 1995
                                                                      (Inception Date)
                                                   1998      1997     to March 31, 1996*
Net asset value, beginning of period            $ 14.10   $ 11.36   $ 10.14

  Income from investment operations:
    Net investment income                           .07       .08       .15
    Net gains on securities (both realized
      and unrealized)                              4.20      3.32      1.61
  Total from investment operations                 4.27      3.40      1.76

  Less distributions:
    Dividends from net investment income          (.06)     (.05)     (.15)
    Distributions from capital gains             (1.02)     (.61)     (.39)
  Total distributions                            (1.08)     (.66)     (.54)
Net asset value, end of period                  $ 17.29   $ 14.10   $ 11.36

Total return                                     31.33%    29.87%    17.49%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $    45   $    27    $    5
Ratio of expenses to average net assets           1.09%     1.13%     1.06%
Ratio of net investment income to average
 net assets                                        .47%      .79%     1.94%
Portfolio turnover rate                             64%       88%      123%

**Average commission paid per equity
   share traded                                 $ .0471   $ .0486      -

*The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.
Ratios for this initial period of operations are annualized, except total return.
**Disclosure required for fiscal years beginning after September 1, 1995.


Buffalo Small Cap Fund, Inc.

Financial Highlights information is not presented for Buffalo Small Cap Fund, Inc. because it only recently commenced operations on April 14, 1998. Shareholders will receive financial information in subsequent shareholder reports and in next year's prospectus.


Investment Objectives and Portfolio Management Policies

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

Buffalo Balanced Fund

Buffalo Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

Buffalo Balanced Fund will normally invest in a broad array of securities, diversified not only in terms of companies and industries, but also in terms of types of securities. The types of securities include common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds. It is expected that the majority of common stocks purchased by the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

It is not the manager's intention to make wide use of NASDAQ traded, smaller capitalization common stocks. Smaller capitalization stocks are considered to be those with capitalization of less than $1 billion. The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The manager expects that from time to time these securities may be rated below investment grade (BBB) or its equivalent by the major rating agencies. The manager believes this policy is justified given the manager's view that these securities from time to time offer superior value and the manager's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

The Fund may also invest in high-yielding, high-risk corporate debt securities (so-called "junk bonds"). Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or are unrated.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's. Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a B rating by Moody's or Standard & Poor's.

Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the investment manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 25% of the Fund's total assets will always be invested in fixed income senior securities and that a minimum of 25% of its total assets will always be invested in equity securities. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term growth of capital and high current income can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

Buffalo Equity Fund

Buffalo Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

Buffalo Equity Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

The Fund may purchase foreign securities through dollar-denominated American Depository Receipts (ADRs), which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Fund does not intend to invest directly in foreign securities or foreign currencies.

The Fund will invest at least 65% of its assets in common stocks under normal circumstances. When, in the manager's judgment, market conditions warrant substantial temporary defensive investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term capital appreciation can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

Buffalo High Yield Fund

Buffalo High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in fixed income securities, without restriction, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund.

The Fund may invest up to 100% of its assets in fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade (BB/Ba and B/B) by the major rating agencies or, if unrated, are in the opinion of the manager of similar quality. The manager believes this policy is justified given the manager's view that these securities from time to time offer superior value and given the manager's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be "medium" investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities rated Baa and below by Moody's or BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are in the opinion of the manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation.

The lowest rating that may be held in the Fund is D, or that of defaulted securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.") The Fund will not purchase obligations that are in default, but may hold in the portfolio securities which go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the investment manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 65% of the Fund's total assets will always be invested in fixed income securities and that a maximum of 10% of its total assets will be invested in equity securities. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less. The manager may look at a number of factors in selecting securities for the Fund's portfolio. These include the past, current and estimated future:
(1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; and (5) responsiveness to changes in interest rates and business conditions. Sometimes the manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Taking a defensive posture as described above may involve a reduction in the yield on the Fund's portfolio.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of a high level of current income and secondarily, capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

Buffalo Small Cap Fund

The Buffalo Small Cap Fund seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in equity securities of small companies. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock.

The Buffalo Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries. The Fund invests at least 65% of its total assets in equity securities of small companies, during normal market conditions. Small companies are considered to be issuers with individual market capitalization of up to $1 billion, or issuers whose individual market capitalization would place them at the time of purchase in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system.

The Fund may invest in foreign securities through dollar-denominated American Depository Receipts (ADRs), which are issued by domestic banks and publicly traded in the United States. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar. The Fund does not intend to invest directly in foreign securities or foreign currencies. (See "Risk Factors Applicable to ADRs.")

The Fund is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper shall be restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that the portfolio turnover rate for securities held in the Fund's portfolio will not exceed 100% on an annual basis. A high portfolio turnover rate may increase transaction costs and result in additional taxable gains.

Buffalo USA Global Fund

Buffalo USA Global Fund seeks capital growth. Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States-based companies as described above. The Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest in a majority of its assets in common stocks listed on the New York Stock Exchange.

The Fund's manager believes that the investment policies of the Fund reduce or eliminate several risks associated with direct investment in foreign securities. Trading costs are usually higher in foreign countries because commission rates are generally fixed rather than negotiated, as in the United States. Liquidity risk is generally lowered because trading volumes are typically higher on United States exchanges. Many foreign stock exchanges require extended clearance and settlement periods, which can impair a manager from implementing specific investment policies. Finally, there is generally less enforcement of security laws and supervision of developing country stock exchanges.

When, in the manager's judgment, market conditions warrant substantial temporary defensive investments in high quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchased transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

Repurchase Agreements

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by a Fund.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of any Fund.

Asset-Backed Securities

The Buffalo High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Risk Factors

Risk Factors Applicable to Common Stocks

Buffalo Equity Fund, Buffalo Balanced Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund invest in common stocks. Buffalo High Yield Fund may invest up to 10% of its assets in common stocks. The Funds are subject to market risk and performance risk. Market risk is the possibility that stock prices in general will decline over short or even extended periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Performance risk is the possibility that a Fund's performance during a specific period may not meet or exceed that of the stock market as a whole.

Risk Factors Applicable to High Yielding, High Risk Debt Securities

Buffalo Balanced Fund and Buffalo High Yield Fund invest in high-yielding, high-risk debt securities. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of high-yield/high-risk securities (so-called "junk bonds") can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates.

In addition to interest rate and income risks, each Fund is subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal). Ratings of debt securities are defined under the caption "Fixed Income Securities Described and Ratings."

Risk Factors Applicable to Small Capitalization Securities

Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Additionally, securities of companies with smaller revenues and capitalizations may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks and may involve greater price volatility than securities of larger, more established companies. In addition, the market for small capitalization stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of such stocks. Therefore, an investment in the Buffalo Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Risk Factors Applicable to Global Operations

The risks to which the U.S. companies in which Buffalo USA Global Fund plans to invest are exposed and, consequently, the concurrent risks experienced by the Fund as a result of investing in such companies include: the risk of fluctuations in the value of foreign currencies; adverse political and economic developments; and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets. The performance of foreign currencies relative to the U.S. dollar and the relative strength of the U.S. dollar may be important factors in the performance of the Fund.

Risk Factors Applicable to ADRs

Up to 25% of Buffalo Equity Fund's and Buffalo Small Cap Fund's total assets may be invested in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risk Factors Applicable to Year 2000 Issue

Like other mutual funds, as well as other financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by Jones & Babson, Inc., Kornitzer Capital Management, Inc. and other service providers, in performing their administrative functions do not properly process and calculate date-related information and data as of and after January 1, 2000. This is commonly known as the "Year 2000 Issue."
Jones & Babson, Inc. and Kornitzer Capital Management, Inc. are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

Risk Factors Applicable to Covered Call Options

Each of the Buffalo Funds may engage in covered call option transactions as described herein. Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.

Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable to Repurchase Agreements

The Funds may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Investment Restrictions

In addition to the policies set forth under the caption "Investment
Objectives and Portfolio Management Policies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments; and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The first restriction noted above applies to 75% of the Buffalo Small Cap Fund's total assets and to 100% of the other Funds' total assets. The full text of these restrictions is set forth in the "Statement of Additional Information."

Historical Performance of
Kornitzer Capital Management, Inc.

Set forth below is certain information about the investment performance record of Kornitzer Capital Management, Inc., Buffalo Small Cap Fund's investment counsel responsible for managing the Fund's portfolio of small cap securities.

The performance information shown is for the Great Plains Trust Company Small Cap Collective Retirement Fund (the "Small Cap Retirement Fund"), which is managed by Kornitzer and had approximately $24.1 million in total assets as of June 30, 1998. The Small Cap Retirement Fund has an investment objective, strategy and investment policies that are substantially similar to those of the Buffalo Small Cap Fund. The results shown assume the reinvestment of all dividends and capital gains and reflect the deduction of all management fees charged by Kornitzer. The results presented are not intended to predict or suggest the return to be experienced by the Buffalo Small Cap Fund or the return that an individual investor might achieve by investing in the Buffalo Small Cap Fund. The Buffalo Small Cap Fund's results may be different from the performance of the Small Cap Retirement Fund because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, each as amended, which, if applicable, may adversely affect the performance of such accounts.

Annualized Returns for                            S&P 600
  the Periods Ending       Small Cap             Small Cap
     6/30/98            Retirement Fund            Index*
One Year                   19.78%                  19.44%
Three Years                23.39%                  22.32%
Since Inception            23.06%                  20.72%
 (3 yrs., 10 mos.)**
Annual Returns
1998 (1st 6 mos.)          0.11%                   6.11%
1997                       32.82%                  25.58%
1996                       28.49%                  21.32%
1995                       33.60%                  29.95%
1994 (lst 4 mos.)          -2.94%                  -3.32%

*The S&P 600 Small Cap Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with smaller market capitalizations (generally less than $1 billion). The index is unmanaged and therefore does not reflect the deduction of any fees.

**9/1/94 Inception Date.

Performance Measures

From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund and Buffalo USA Global Fund performance is included in the Funds' Annual Report to Shareholders which is available from the Funds upon request at no charge. A discussion of Buffalo Small Cap Fund's performance will be included in future shareholder reports. Yield

Buffalo Balanced Fund and Buffalo High Yield Fund may advertise a yield figure derived by dividing the Fund's net investment income per share during a 30-day base period by the per share price on the last day of the base period.

Total Return

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the respective Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the respective Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Buffalo Funds may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund may compare their performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or the Consumer Price Index. Buffalo Balanced Fund may compare its performance to a hypothetical equal weighted composite of the S&P 500 and the Merrill Lynch Bond Fund Index, an unmanaged index of corporate bond funds. Buffalo High Yield Fund may compare its performance to the Merrill Lynch Corporate Bond Index, an unmanaged index of corporate bonds, Merrill Lynch High Yield Bond Index, an unmanaged index of high yield bond funds, the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds, or the Consumer Price Index. Buffalo Small Cap Fund may compare its performance to the Standard & Poor's 600 Small Cap Index (S&P 600), an index of unmanaged groups of common stocks, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Buffalo Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today and Fortune, may also be cited (if any of the Funds is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Company Service and Donoghue's Mutual Fund Almanac.

How to Purchase Shares

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc. To complete a purchase order by mail, wire or telephone, please provide information detailed below. For information or assistance call toll free 1-800-49-BUFFALO (1-800-492-8332). If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of the Funds. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received and accepted by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with a Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received and accepted by the Fund. The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs. The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that a Fund sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.

Initial Investments

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. The minimum initial purchase is $2,500 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. However, if electing the Automatic Monthly Investment Plan, the minimum initial purchase is reduced to $100 for all accounts. Make your check payable to UMB Bank, n.a. Mail your application and check to:

        The Buffalo Fund Group
        P.O. Box 419757
        Kansas City, MO 64141-6757

Initial investments - By wire. You may purchase shares of a Fund by wiring the purchase price ($2,500 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-49-BUFFALO (1-800-492-8332) and provide the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For:

Buffalo Balanced Fund, Inc./AC= 987059-5095
Buffalo Equity Fund, Inc./AC= 987071-5880
Buffalo High Yield Fund, Inc./AC= 987071-5899
Buffalo Small Cap Fund, Inc./AC= 987090-8328
Buffalo USA Global Fund, Inc./AC= 987071-5902
(as appropriate)

For Account No. (insert assigned Fund account number and name in which account is registered)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds may be delayed until the completed application is received by the Fund.

Investments Subsequent to Initial Investment

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be made payable to UMB Bank, n.a. and mailed to the Fund at:

        P.O. Box 419779
        Kansas City, MO 64141-6779

Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Buffalo Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

Telephone Investment Service

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account ($1,000 minimum) for the cost of the shares so purchased. Debits to your checking account would be processed through the Automated Clearing House (ACH). You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

Automatic Monthly Investment Plan

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Debits to your checking account would be processed through the Automated Clearing House (ACH). Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

How to Redeem Shares

Each of the Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with a Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of any Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

(1)	A written redemption request or stock assignment (stock power)
containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

	(2)	any outstanding stock certificates representing shares to be redeemed;

	(3)	signature guarantees as required (see Signature Guarantees); and

	(4)	any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the relevant Fund at:

        P.O. Box 419757
        Kansas City, MO 64141-6757

The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by a Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or mare to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where a Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, each of the Funds reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Redemptions in kind must be in the form of readily marketable securities. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized each of the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Systematic Redemption Plan

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

How to Exchange Shares Between Funds

For all accounts except Traditional and Roth IRAs, shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received and accepted, for identically registered shares of any other Buffalo or Babson Fund which is authorized for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 and meets the minimum investment requirement of the Fund into which it is exchanged.

For Traditional and Roth IRAs, shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received and accepted, for identically registered shares of any other Buffalo Fund or D.L. Babson Money Market Fund, Inc. which is authorized for sale in the state of residence of the investor, provided that the minimum amount exchanged has a value of $1,000 and meets the minimum investment requirement of the Fund into which it is exchanged.

Automatic exchanges ($100 minimum) are also available for all accounts. Once started, they continue monthly until all shares are exchanged or until you terminate the Automatic Exchange authorization.

Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances, where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange and the Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Buffalo Fund or Babson Fund, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

How Share Price is Determined

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of each Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or customary holidays. For a list of the holidays during which the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of a Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from each of the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, each of the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

Officers and Directors

The officers of the Funds manage its day-to-day operations. The Funds' manager and officers are subject to the supervision and control of the respective Board of Directors. A list of the officers and directors of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional
Information."

Management and Investment Counsel

Jones & Babson, Inc. was founded in 1960. It organized the Funds in 1994, except Buffalo Small Cap Fund organized in 1997, and acts as their manager and principal underwriter. Pursuant to the current Management Agreement for each of the Buffalo Funds, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses and therefore payable by the Funds are taxes; interest; fees and other charges of governments and their agencies, including the cost of qualifying the Funds' shares for sale in any jurisdiction; brokerage costs; dues; and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which a Fund, its officers or directors may be subject or a party thereto.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc. as its investment counsel to assist in the investment advisory function for the Funds. Kornitzer Capital Management, Inc. is an independent investment counseling firm founded in 1989. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc. is included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties. The organizational arrangements of the investment counsel require that all investment decisions be made by committee, and no person is primarily responsible for making recommendations to that committee.

As compensation for all the foregoing services, the Funds pay Jones & Babson, Inc. a fee at the annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the fee to Jones & Babson, Inc. is paid semimonthly, and the fee to Kornitzer Capital Management, Inc. is paid monthly. The total expenses of Buffalo Balanced Fund for the fiscal year ended March 31, 1998, amounted to 1.04%. The total expenses of Buffalo Equity Fund for the fiscal year ended March 31, 1998, amounted to 1.09%. The total expenses of Buffalo High Yield Fund for the fiscal year ended March 31, 1998, amounted to 1.03%. The total expenses of Buffalo USA Global Fund for the fiscal year ended March 31, 1998, amounted to 1.09%. Buffalo Small Cap Fund was not in operation during the fiscal year ended March 31, 1998.

Certain officers and directors of the Fund are also officers or directors or both of other Buffalo Funds, Jones & Babson, Inc. or Kornitzer Capital Management, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.
Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management. Owners of 5% or more of Kornitzer Capital Management, Inc. are John C. Kornitzer, Kent W. Gasaway, Willard R. Lynch, Thomas W. Laming and Susan Stack.

The current Management Agreements between the Funds and Jones & Babson, Inc., which include the Investment Counsel Agreements between Jones & Babson, Inc. and Kornitzer Capital Management, Inc., will continue in effect until October 31, 1998; for Buffalo Small Cap Fund, until October 31, 1999. The Agreements will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the respective Fund or by the vote of a majority of the outstanding voting securities of the respective Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party, as required under the Investment Company Act of 1940.

General Information and History

Buffalo Balanced Fund was incorporated in Maryland on January 25, 1994. Buffalo Equity Fund, Buffalo High Yield Fund and Buffalo USA Global Fund were incorporated in Maryland on November 23, 1994. Buffalo Small Cap Fund was incorporated in Maryland on October 16, 1997. Each of the Buffalo Funds has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. Each Fund may divide its shares into series or sub-series (classes) with the approval of its Board of Directors. Each Fund currently issues a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Funds have adopted the appropriate provisions in their By-Laws and may not, at their discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Funds do not intend to hold annual meetings.

The Funds may use the name "Buffalo" in their names so long as Kornitzer Capital Management, Inc. is continued as their investment counsel. Complete details with respect to the use of the name are set out in the Management Agreements between the Funds and Jones & Babson, Inc.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined prospectus.

Dividends, Distributions and Their Taxation

Buffalo Balanced Fund and Buffalo High Yield Fund pay dividends from net investment income quarterly, usually in March, June, September and December. Buffalo Equity Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund pay dividends from net investment income semiannually, usually in June and December. Distributions from capital gains realized on the sale of securities, if any, will be declared by Buffalo Balanced Fund and Buffalo Small Cap Fund annually on or before December 31 and by Buffalo Equity Fund, Buffalo High Yield Fund and Buffalo USA Global Fund semiannually, usually in June and December. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

Each of the Funds has qualified or intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that a Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Internal Revenue Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets. Dividends, either in cash or in reinvested shares, paid by a Fund from net investment income will be taxable to shareholders as ordinary income, and may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. Each Fund will send to shareholders information each year regarding dividend income which qualifies for such treatment.

Dividends from net investment income or net short-term gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. The Funds do not try to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of the Funds' management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Taxpayer Relief Act of 1997 created a category of long-term capital gains for individual taxpayers that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's portfolio securities were sold and how long they were held by a Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the "Statement of Additional Information," or should contact their personal tax advisors. Shareholders are notified annually by the Funds as to federal tax status of dividends and distributions paid by the Funds. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of a Fund's shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. Any loss incurred on a sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. You should consult your tax adviser with respect to the tax status of distributions from a Fund in your state and locality.

Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

The tax discussion set forth above is included herein for general information only. Prospective investors should consult their own tax advisers with respect to the tax consequences to them of an investment in any Fund.

Description of Securities Ratings

Fixed Income Securities Described and Ratings

Description of Bond Ratings:

Standard & Poor's Corporation (S&P)

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's)

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Shareholder Services

The Funds and their manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. (See "Telephone Investment Service.")

Automatic Exchange - Unless your account is a Traditional or Roth IRA, you may exchange shares from your account in any of the Buffalo Funds for shares to be held in an identically registered account in any other Buffalo or Babson Fund, except Babson Enterprise Fund, Inc., according to your instructions. If your account is a Traditional or Roth IRA, you may exchange shares from your account in any of the Buffalo Funds for shares to be held in an identically registered account in any other Buffalo Fund or the D. L. Babson Money Market Fund, Inc., according to your instructions. The minimum amount is $100, and monthly exchanges will continue until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available are the following Individual Retirement Accounts (IRAs):

Traditional IRA: The IRS has increased the phase-out ranges for deductible contributions. The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($4,000 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any, as well as the best IRA for your financial goals.

Roth IRA: Unlike the traditional IRA, contributions are non-deductible, however, distribution will be exempt from federal taxes provided that, at the time of withdrawal, the IRA has been held for five years and (1) the account holder is 59 1/2 years old or (2) the withdrawals are used to purchase a first home. The maximum contribution to a Roth IRA is $2,000 and eligibility is subject to restrictions. Traditional IRAs may be converted into Roth IRAs. Consult your tax adviser to determine the best IRA for your financial goals.

Simplified Employee Pensions (SEPs) - The Jones & Babson IRA may be used with IRS Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

Shareholder Inquiries
Telephone inquiries may be made toll free to the Funds, 1-800-49-BUFFALO (1-800-492-8332).
Shareholders may address written inquiries to the Funds at:

Mailing Addresses

For Subsequent Purchases:
The Buffalo Fund Group
P.O. Box 419779
Kansas City, MO 64141-6779

For All Other Correspondence:
The Buffalo Fund Group
P.O. Box 419757
Kansas City, MO 64141-6757

Overnight Deliveries
The Buffalo Fund Group
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

INVESTMENT COUNSEL
KORNITZER CAPITAL MANAGEMENT, INC.
Shawnee Mission, Kansas

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri


BUFFALO MUTUAL FUNDS

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund


BUFFALO FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

P.O. Box 419757
Kansas City, Missouri 64141-6757

1-800-49-BUFFALO
(1-800-492-8332)

JB9B                            7/98

PART B

BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

July 31, 1998

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated July 31, 1998. To obtain the Prospectus please call the
Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

        TABLE OF CONTENTS

                                                                Page

        INVESTMENT OBJECTIVES AND POLICIES                      1
        PORTFOLIO TRANSACTIONS                                  1
        INVESTMENT RESTRICTIONS                                 2
                Buffalo Balanced Fund                           2
                Buffalo Equity Fund                             3
                Buffalo High Yield Fund                         3
                Buffalo Small Cap Fund                          4
                Buffalo USA Global Fund                         4
        PERFORMANCE MEASURES                                    5
        HOW THE FUNDS' SHARES ARE DISTRIBUTED                   6
        HOW SHARE PURCHASES ARE HANDLED                         6
        REDEMPTION OF SHARES                                    7
        DIVIDENDS, DISTRIBUTIONS AND TAXES                      7
        SIGNATURE GUARANTEES                                    9
        MANAGEMENT AND INVESTMENT COUNSEL                       9
        HOW SHARE PRICE IS DETERMINED                           11
        OFFICERS AND DIRECTORS                                  11
        CUSTODIAN                                               13
        INDEPENDENT AUDITORS                                    14
        OTHER JONES & BABSON FUNDS                              14
        DESCRIPTION OF COMMERCIAL PAPER RATINGS                 15
        FINANCIAL STATEMENTS                                    16



JB65	7/98

INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. pursuant to recommendations by Kornitzer Capital Management, Inc. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms which are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to other clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' manager and its investment counsel in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of their shareholders, the Funds may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

Buffalo Balanced Fund's annualized turnover for the fiscal year ended March 31, 1996, was 61%; for the fiscal year ended March 31, 1997, it was 56%; and for the fiscal year ended March 31, 1998, it was 61%. Commissions paid during the fiscal year ended March 31, 1998, amounted to $37,424.35.

Buffalo Equity Fund's annualized turnover for the period from May 19, 1995 (inception) to March 31, 1996, was 63%;
for the fiscal year ended March 31, 1997, it was 123%; and for the fiscal year ended March 31, 1998, it was 93%.
Commissions paid during the fiscal year ended March 31, 1998, amounted to $56,215.15.

Buffalo High Yield Fund's annualized turnover for the period from May 19, 1995 (inception) to March 31, 1996, was 25%; for the fiscal year ended March 31, 1997, it was 39%; and for the fiscal year ended March 31, 1998, it was 24%. Commissions paid during the fiscal year ended March 31, 1998, amounted to $4,997.40.

Buffalo USA Global Fund's annualized turnover for the period from May 19, 1995 (inception) to March 31, 1996, was 123%; for the fiscal year ended March 31, 1997, it was 88%; and for the fiscal year ended March 31, 1998, it was 64%. Commissions paid during the fiscal year ended March 31, 1998, amounted to $51,897.40.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management
Policies," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Buffalo Balanced Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

The Buffalo Equity Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

The Buffalo High Yield Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

The Buffalo Small Cap Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers;
(4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (5) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or (7) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry.

The following are "non-fundamental" restrictions which can be changed by the Board of Directors of the Fund without shareholder approval. The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time or pursuant to a plan of merger or consolidation or similar transaction; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; or (4) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organizations in which such persons have a financial interest.

The Buffalo USA Global Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

PERFORMANCE MEASURES

From time to time, the Buffalo Balanced Fund or the Buffalo
High Yield Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders.
Yield is calculated according to the following SEC standardized formula.

Current yield reflects the income per share earned by a Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

	Yield	=	2[(a-b+1)-1]
			        cd

	Where:

	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of
                        reimbursements)
	c	=	the average daily number of shares outstanding
                        during the period that were entitled to receive
                        income distributions
        d       =       the maximum offering price per share on the
                        last day of the period.

Total Return

Each of the Buffalo Fund's "average annual total return" figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

	P(1+T)n	=	ERV

	Where:

	P	=	a hypothetical initial payment of $1000

	T	=	average annual total return

	n	=	number of years

        ERV	=	Ending Redeemable Value of a
                        hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

The table below shows the average total return for each of the Funds, except Buffalo Small Cap Fund, for the specified periods. Buffalo Small Cap Fund commenced operation on April 14, 1998.

                        BALANCED        EQUITY          HIGH YIELD      GLOBAL
                        FUND            FUND            FUND            FUND
For the one year
4/1/97-3/31/98
                        24.76%          36.97%          18.63%          31.33%

From commencement
of operations to 3/31/98*
                        15.96%          30.45%          17.24%          27.43%
_____________________________

*	Buffalo Balanced Fund commenced operation on August 12,
1994; Buffalo Equity Fund, Buffalo High Yield Fund and
Buffalo USA Global Fund each commenced operation on May
19, 1995.

HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreements with the Buffalo Funds, which continues in effect until October 31, 1998 (for Buffalo Small Cap Fund, until October 31, 1999), and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares of David L. Babson Growth Fund, Inc., D. L. Babson Bond Trust, D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc. and AFBA Five Star Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Each Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. Each Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Funds' Boards of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from their investments. This income, less expenses incurred in the operation of the Funds, constitutes the net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you, whether you take them in cash or in additional shares.

Distributions of Capital Gains. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains over net long-term capital losses will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in such Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), each
Fund is required to track their sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

"28 percent tax rate gains:" Securities sold by a Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and under a transitional rule securities sold by a Fund before May 7, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"20 percent tax rate gains:" Securities sold by a Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax rate brackets, and at a maximum rate of 10% for investors in the 15% federal income tax rate bracket.

"Qualified 5-year gains:" For individuals in the 15% federal income tax rate bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher federal income tax rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher federal income tax rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax rate bracket.

A Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates for each calendar year. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

Election to be Taxed as a Regulated Investment Company. Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc. have elected to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code"), have qualified as such for their most recent fiscal year and each Fund intends to so qualify during the current fiscal year. The Buffalo Small Cap Fund, Inc. will elect to be treated as a regulated investment company on its initial income tax return. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

  The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S.
Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

  The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and

  The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  The Code requires a
Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12-month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January
(which are treated by you as received in December) but do not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Dividends-Received Deduction for Corporations. Because a Fund's income may be from dividends, a portion of its distributions may be eligible for the intercorporate dividends-received deduction. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. Dividends so designated by a Fund must be attributable to dividends earned by the Fund from U.S. corporations which are not debt-financed. A holding period requirement applies both at the Fund level and the corporate shareholder level. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund are debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividend-received deduction for fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividend-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s) on:

(1)	a written request for redemption;

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

(3)	all stock certificates tendered for redemption.

MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management Agreements between Jones &
Babson, Inc., and Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc.,
Jones & Babson, Inc. employs at its own expense Kornitzer
Capital Management, Inc., as its investment counsel.

Kornitzer Capital Management, Inc., was founded in 1989. It is a private investment research and counseling organization serving individual, corporate and other institutional clients.

The aggregate management fees paid to Jones & Babson, Inc. by Buffalo Balanced Fund during the three most recent fiscal years ended March 31, 1996, 1997 and 1998 were $446,385,
$444,591 and $489,966, respectively. From the management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund. The 1% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fees paid to Jones & Babson, Inc.
by Buffalo Equity Fund during the three most recent fiscal years ended March 31, 1996, 1997 and 1998 were $29,668,
$135,178 and $293,680, respectively. From the management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund. The 1% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fees paid to Jones & Babson, Inc. by Buffalo High Yield Fund during the three most recent fiscal years ended March 31, 1996, 1997 and 1998 were $37,196, $129,964 and $329,029, respectively. From the management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund. The 1% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fee to be paid to Jones & Babson, Inc. by Buffalo Small Cap Fund during the current fiscal year is 1%, from which Jones & Babson, Inc. will pay all the Fund's expenses except those payable directly by the Fund. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fees paid to Jones & Babson, Inc. by Buffalo USA Global Fund during the three most recent fiscal years ended March 31, 1996, 1997 and 1998 were $25,935, $146,590 and $436,378, respectively. From the management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund. The 1% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

For its investment supervisory services and counsel in connection with Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund, Jones & Babson, Inc. pays Kornitzer Capital Management, Inc., a fee computed on an annual basis at the rate of .50% of the average daily total net assets of each of these Funds.

During the three most recent fiscal years ended March 31, 1996, 1997 and 1998, Jones & Babson, Inc. paid Kornitzer
Capital Management, Inc., fees in connection with Buffalo
Balanced Fund of $223,192, $222,268 and $244,983,
respectively.

During the three most recent fiscal years ended March 31, 1996, 1997 and 1998, Jones & Babson, Inc. paid Kornitzer
Capital Management, Inc., fees in connection with Buffalo
Equity Fund of $14,866, $67,822 and $146,840, respectively.

During the three most recent fiscal years ended March 31, 1996, 1997 and 1998, Jones & Babson, Inc. paid Kornitzer
Capital Management, Inc., fees in connection with Buffalo
High Yield Fund of $18,630, $65,974 and $164,514,
respectively.

Buffalo Small Cap Fund, Inc. was not in operation during the fiscal year ended March 31, 1998.

During the three most recent fiscal years ended March 31, 1996, 1997 and 1998, Jones & Babson, Inc. paid Kornitzer
Capital Management, Inc., fees in connection with Buffalo
USA Global Fund of $12,999, $73,332 and $218,189,
respectively.

Kornitzer Capital Management, Inc., has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Funds to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc. is included in the fee of Jones & Babson, Inc.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Boards of Directors of the Funds set at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or the following holidays:

        New Year's Day                  January 1
	Martin Luther King, Jr. Day	Third Monday in January
        Presidents' Holiday             Third Monday in February
        Good Friday                     Friday before Easter
        Memorial Day                    Last Monday in May
        Independence Day                July 4
        Labor Day                       First Monday in September
        Thanksgiving Day                Fourth Thursday in November
        Christmas Day                   December 25

OFFICERS AND DIRECTORS

The Funds are managed by Jones & Babson, Inc. subject to the supervision and control of the Boards of Directors. The following table lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*	Larry D. Armel (56), President and Director.  President
and Director, Jones & Babson, Inc., David L. Babson
Growth Fund, Inc., D.L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout Regional Fund,
Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund,
Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout
Capital Preservation Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap
Fund, Inc., Investors Mark Series Fund, Inc.; Director,
AFBA Five Star Fund, Inc.; President and Trustee, D.L.
Babson Bond Trust.

*	Kent W. Gasaway (38), Director. Senior Vice President,
Kornitzer Capital Management, Inc., KCM Building, Shawnee Mission, Kansas 66202. Director, Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap
Fund, Inc.; formerly Assistant Vice President, Waddell &
Reed, Inc.

*	Stephen S. Soden (53), Director.  President, BMA
Financial Services. Chairman and Director, Jones &
Babson, Inc.; Director, Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund,
Inc.

_____________________________
*	Directors who are interested persons as that term is
defined in the Investment Company Act of 1940, as amended.

Thomas S. Case (57), Director. Retired, 3485 Paydirt Dr.,
Placerville, California 95667. Director, Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small
Cap Fund, Inc.; formerly President and Chief Executive
Officer, the Frankona American Companies.

Francis C. Rood (64), Director. Retired, 73-395 Agave
Lane, Palm Desert, California 92260-6653.  Director,
David L. Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo Small Cap Fund, Inc., Investors Mark
Series Fund, Inc.; Trustee, D.L. Babson Bond Trust;
formerly Vice President of Finance, Hallmark Cards, Inc.

William H. Russell (75), Director. Financial Consultant,
645 West 67th Street, Kansas City, Missouri 64113.
Director, David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Investors
Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust;
formerly Vice President, Sprint.

H. David Rybolt (56), Director.  Consultant, HDR
Associates, P.O. Box 2468, Shawnee Mission, Kansas 66201.
Director, David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo Small Cap Fund, Inc.,
Investors Mark Series Fund, Inc.; Trustee, D.L. Babson
Bond Trust.

P. Bradley Adams (37), Vice President and Treasurer. Vice
President and Treasurer, Jones & Babson, Inc., David L.
Babson Growth Fund, Inc., D.L. Babson Money Market Fund,
Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., D.L. Babson Bond
Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout
Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt
Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.; Vice
President and Chief Financial Officer, AFBA Five Star
Fund, Inc.; Principal Financial Officer, Investors Mark
Series Fund, Inc.

Martin A. Cramer (48), Vice President and Secretary.
Vice President and Secretary, David L. Babson Growth
Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust, Scout
Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout WorldWide Fund,
Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt
Bond Fund, Inc., Scout Capital Preservation Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global Fund,
Inc., Buffalo Small Cap Fund, Inc.; Secretary and
Assistant Vice President, AFBA Five Star Fund, Inc.;
Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (36), Vice President.  Assistant Vice
President, Jones & Babson, Inc.; Vice President, David L.
Babson Growth Fund, Inc., D.L. Babson Money Market Fund,
Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., D.L. Babson Bond
Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout
Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt
Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

Messrs. Case, Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with either Jones &
Babson, Inc. or Kornitzer Capital Management, Inc.

The Audit Committee of the Board of Directors is composed of Messrs. Case, Rood, Russell and Rybolt.

The officers and directors of each of the Funds as a group own less than 1% of any of the Funds.

                                        Compensation Table

                   Aggregate       Pension or Retirement  Estimated        Total Compensation
                   Compensation    Benefits Accrued as    Annual Benefits  From All Buffalo Funds
Name of Director   From Each Fund  Part of Fund Expenses  upon Retirement  Paid to Directors**
Larry D. Armel*         --              --                      --              --
Kent W. Gasaway*        --              --                      --              --
Thomas S. Case          $5,250          --                      --              $5,250
Stephen S. Soden*       --              --                      --              --
Francis C. Rood         $2,125          --                      --              $2,125
William H. Russell      $2,125          --                      --              $2,125
H. David Rybolt         $2,125          --                      --              $2,125

*	As "interested directors," Messrs. Armel, Gasaway and
Soden receive no compensation for their services as directors.

**	The amounts reported in this column reflect the total
compensation paid to each director for his services as a director of five Buffalo Funds during the fiscal year ended March 31, 1998. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

The Funds will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Funds are Maryland corporations. Under Maryland law, a special meeting of stockholders of a Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. All Funds except Buffalo Small Cap Fund, Inc. have undertaken that their Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, each Fund will assist shareholder communications in such matters.

CUSTODIAN

The Funds' portfolio assets are held for safe-keeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds' investment management or administration. But, as directed by the Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Funds.

INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the present independent auditor for the Funds.

Reports to shareholders will be published at least semiannually.

OTHER JONES & BABSON FUNDS



Jones & Babson, Inc. also sponsors and manages, in association with its investment counsel, David L. Babson &
Co. Inc., nine no-load funds comprising the Babson Mutual
Fund Group.  They are:

Equity Funds

David L. Babson Growth Fund, Inc. was organized in 1960, with the objective of long-term growth of both capital and dividend income through investment in the common stocks of well-managed companies which have a record of long-term above-average growth of both earnings and dividends.

Babson Enterprise Fund, Inc. was organized in 1983, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This Fund is currently closed to new shareholders.

Babson Enterprise Fund II, Inc. was organized in 1991, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the Investment Adviser to be realistically valued in the smaller company sector of the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

Babson Value Fund, Inc. was organized in 1984, with the objective of long-term growth of capital and income by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets.

Shadow Stock Fund, Inc. was organized in 1987, with the objective of long-term growth of capital that can be exposed to above-average risk in anticipation of greater-than-average rewards. The Fund expects to reach its objective by investing in small company stocks called "Shadow Stocks," i.e., stocks that combine the characteristics of "small stocks" (as ranked by market capitalization) and "neglected stocks" (least held by institutions and least covered by analysts).

Babson-Stewart Ivory International Fund, Inc. was organized in 1987, with the objective of seeking a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities
(common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States.

Fixed Income Funds

D.L. Babson Bond Trust was organized in 1944, and has been managed by Jones & Babson, Inc. since 1972, with the objective of a high level of current income and reasonable stability of principal. It offers two portfolios -
Portfolio L and Portfolio S.

D.L. Babson Money Market Fund, Inc. was organized in 1979, to provide investors the opportunity to manage their money over the short term by investing in high-quality short-term debt instruments for the purpose of maximizing income to the extent consistent with safety of principal and maintenance of liquidity. It offers two portfolios - Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D.L. Babson Tax-Free Income Fund, Inc. was organized in 1979, to provide shareholders the highest level of regular income exempt from federal income taxes consistent with investing in quality municipal securities. It offers three separate high-quality portfolios (including a money market portfolio) which vary as to average length of maturity. Income from the Tax-Free Money Market portfolio may be subject to state and local taxes, as well as the Alternative Minimum Tax.

A prospectus for any of the Funds may be obtained from Jones
& Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. also sponsors nine mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial Corporation. They are:
Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc. and Scout Capital Preservation Fund, Inc.

Jones & Babson also sponsors the AFBA Five Star Fund, Inc.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's.Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

	Prime - 1  Highest Quality
	Prime - 2  Higher Quality
	Prime - 3  High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;

(2)	economic evaluation of the issuer's industry or
industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)	evaluation of the issuer's products in relation to
competition and customer acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten years;

(7)	financial strength of a parent company and
relationships which exist with the issuer; and

(8)	recognition by the management of obligations which may
be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P.Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The four categories are as follows:

"A"	Issues assigned this highest rating are regarded as
having the greatest capacity for timely payment.
Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

	"A-1"	This designation indicates that the degree of
safety regarding timely payment is very strong.

	"A-2"	Capacity for timely payment on issues with
this designation is strong. However, the relative degree of safety is not as overwhelming.

	"A-3"	Issues carrying this designation have a
satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B"	Issues rated "B" are regarded as having only an
adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short- term adversities.

"C"	This rating is assigned to short-term debt obligations
with a doubtful capacity for payment.

"D"	This rating indicates that the issuer is either in
default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements of Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund,
Inc. and Buffalo USA Global Fund, Inc. which are contained in the March 31, 1998, Annual Report to Shareholders, are incorporated herein by reference.


REPORT OF INDEPENDENT AUDITORS


The Shareholder and Board of Directors
Buffalo Small Cap Fund, Inc.

We have audited the accompanying statement of net assets of Buffalo Small Cap Fund, Inc. (the Company) as of January 12, 1998. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of January 12, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of the Company at January 12, 1998, in conformity with generally accepted accounting principles.

	/s/Ernst & Young LLP
	Ernst & Young LLP

Kansas City, Missouri
January 14, 1998



BUFFALO SMALL CAP FUND, INC.

Statement of Net Assets

January 12, 1998


Assets
Cash                                      $100,000
                                        ----------

Net assets applicable to
outstanding shares                        $100,000
                                        ==========

Capital shares, $1.00 par value
Authorized                              10,000,000
                                        ==========

Outstanding                                 10,000
                                        ==========

Net asset value per share                   $10.00
                                        ==========


Note - Significant Accounting Policies

Organization - Buffalo Small Cap Fund, Inc. (the Company) was organized as a Maryland corporation on October 16, 1997 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares outstanding for the Company on January 12, 1998 were issued to Jones & Babson, the Company's manager and distributor (the Manager). The costs of organization will be paid by the Manager.

Management Fees - The Manager will charge the Company a fee based on an annual rate of one percent (1.00%) of the Company's average daily net assets from which the Manager will pay Kornitzer Capital Management, Inc., which serves as investment counsel (the Adviser), a fee of one half of one percent (0.50%) of average daily net assets. The Manager will pay all other operating expenses except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Company and its shares and the cost of qualifying the Company's shares for sale in any jurisdiction. Certain officers and directors of the Company are also officers or directors of the Manager.

PART C

OTHER INFORMATION

Item 24.     FINANCIAL STATEMENTS AND EXHIBITS.

            (a) Financial Statements

                Included in Part A - Prospectus:

                    Per Share Capital and Income Changes

                Included in Part B - Statement of Additional Information:

                    The audited financial statements contained in the most recent Annual Report to Shareholders of Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., and Buffalo USA Global Fund, Inc. are incorporated by reference into Part B of this Registration Statement.

                    Initial auditied financial statements are contained in Part B of the Registration Statment for the Buffalo Small Cap Fund, Inc.

                Included in Part C - Other Information:

                    Consents of Independent Public Accountants
                    Ernst & Young LLP

            (b)     (1)     Registrants's Articles of Incorporation*

                    (2)     Form of Registrant's By-laws*

                    (3)     Not applicable, because there is not
                            voting trust agreement.

                    (4)     Specimen copy of each security to
                            be issued by the registrant.*

                    (5)     (a)     Form of Management Agreement between
                                    Jones & Babson, Inc. and the Registrant*

                            (b)     Form of Investment Counsel Agreement
                                    between Jones & Babson,Inc. and Kornitzer
                                    Capital Management, Inc.*

                    (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant*

                    (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

                    (8) Forms of Custodian Agreement between Registrant and UMB Bank, n.a.*

                    (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others

                    (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered.*

                    (11)    (a)     Powers of Attorney*

                            (b)     Auditors Consent

                            (c)     485(b) Letter from Counsel

                    (12)     Not applicable.

                    (13) Form of letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

                    (14)     Not applicable.

                    (15)     Not applicable.

                    (16)     Schedule for computation of performance
                             quotations.

                    (17) Financial Data Schedules for Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.

*Previously filed via EDGAR and incorporated by reference herein.

Item 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.

                    NONE

Item 26.     NUMBER OF HOLDERS OF SECURITIES.

             The number of record holders of each class of securities of the Registrants as of July 17, 1998, is as follows:

                     (1)                                    (2)
		Title of Class
                Common Stock                    Number of Record Holders
		$1.00 par value

             Buffalo Balanced Fund                      3,188

             Buffalo Equity Fund                        2,883

             Buffalo USA Global Fund                    4,332

             Buffalo High Yield Fund                    2,578

             Buffalo Small Cap Fund, Inc.                 371

Item 27.     INDEMNIFICATION.

             Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made.

             (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

             (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

             No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

             The principal business of Jones & Babson, Inc. is the management of the Babson and Buffalo family of mutual funds. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.

             The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a wide variety of clients. Kornitzer Capital Management has $1.2 billion under management.

Item 29.     PRINCIPAL UNDERWRITERS.

             (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Enterprise Fund, Inc., Babson Enteprise Fund II, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Balanced Fund, Inc., and AFBA Five Star Fund, Inc.

              (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to
                     Item 21 of Part B:

Name and                           Position and                 Positions and
Principal                          Offices with                 Offices with
Business Address                   Underwriter                  Registrant

Stephen S. Soden                   Chairman and                 Director
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Larry D. Armel                     President and                President and
700 Karnes Blvd.                   Director                     Director
Kansas City, MO 64108-3306

Giorgio Balzer                     Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert T. Rakich                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward S. Ritter                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert N. Sawyer                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon W. Voorhees                 Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

P. Bradley Adams                   Vice President               Vice President
700 Karnes Blvd.                   and Treasurer                and Treasurer
Kansas City, MO  64108-3306

Martin A. Cramer                   Vice President               Vice President
700 Karnes Blvd.                   and Secretary                and Secretary
Kansas City, MO  64108-3306

    (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS.

            Each account, book or other document required to be maintained by
            Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

Item 31.    MANAGEMENT SERVICES.

            All management services are covered in the Management Agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.    UNDERTAKINGS.

            Not Applicable.


EXHIBIT INDEX

        11(b)   Consent of Auditors

        11(c)   485(b) Letter from Counsel

        27      Financial Data Schedules

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 23rd day of July, 1998.

                                        BUFFALO EQUITY FUND, INC.
                                        BUFFALO HIGH YIELD FUND, INC.
                                        BUFFALO USA GLOBAL FUND, INC.
                                        BUFFALO BALANCED FUND, INC.
                                        BUFFALO SMALL CAP FUND, INC.


                                        By /s/Larry D. Armel
                                           Larry D. Armel

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #6/#1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/F.C. Rood*                Director                      July 23, 1998
F.C. Rood


/s/H. David Rybolt*          Director                      July 23, 1998
H. David Rybolt


/s/William H. Russell*       Director                      July 23, 1998
William H. Russell


/s/Thomas S. Case*           Director                      July 23, 1998
Thomas S. Case


/s/Kent W. Gasaway*          Director                      July 23, 1998
Kent W. Gasaway


/s/Stephen S. Soden*         Director                      July 23, 1998
Steven S. Soden


/s/Larry Armel               Director                      July 23, 1998
Larry Armel


/s/P. Bradley Adams         Vice President and             July 23, 1998
P. Bradley Adams            Principal Financial
                            and Accounting Officer


                                                *Signed pursuant to Power of
                                                Attorney

                                                By /s/Larry D. Armel
                                                  Larry D. Armel
                                                  Attorney-in-Fact